Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		8 Months Ended	12 Months Ended	20 Months Ended	26 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Jun. 30, 2013
Cash flows from operating activities:
Net loss attributable to Marathon Patent Group, Inc.	$ (1,416,035)	$ (4,546,378)	$ (109,322)	$ (6,927,812)	$ (7,037,134)	$ (8,453,169)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization expense	475,680			8,773	8,773	484,453
Amortization of prepaid expense in connection with the issuance of common stock issued for prepaid services	11,250					11,250
Depreciation expense	1,111					1,111
Stock based compensation on warrants granted	72,064	2,598,438		2,723,162	2,723,162	2,795,226
Stock based compensation on options granted	405,957			1,514,938	1,514,938	1,920,895
Common stock issued for services	564,250	75,000		198,287	198,287	762,537
Non-controlling interest		(101)		(10,496)	(10,496)	(10,496)
Non-cash revenue	(1,000,000)					(1,000,000)
Non-cash other income		(125,000)		(125,000)	(125,000)	(125,000)
Realized loss other than temporary decline - available for sale				112,500	112,500	112,500
Impairment of mineral rights		1,256,000	99,474	1,256,000	1,355,474	1,355,474
Impairment of assets of discontinued operations		30,248		30,248	30,248	30,248
Changes in operating assets and liabilities
Accounts receivable	(250,000)					(250,000)
Assets of discontinued operations - current portion	82,145	20,000		(62,145)	(62,145)	20,000
Prepaid expenses	24,414	(71,600)	(20,000)	(36,933)	(56,933)	(32,519)
Deposits			(3,500)		(3,500)	(3,500)
Assets of discontinued operations - long term portion		3,915		3,915	3,915	3,915
Accounts payable and accrued expenses	335,718	103,703	4,000	53,159	57,159	392,877
Net cash used in operating activities	(693,446)	(655,775)	(29,348)	(1,261,404)	(1,290,752)	(1,984,198)
Cash flows from investing activities:
Acquisition of mineral rights		(325,000)		(325,000)	(325,000)	(325,000)
Acquisition of patents	(350,000)			(500,000)	(500,000)	(850,000)
Note receivable - related party		(133,058)		(147,708)	(147,708)	(147,708)
Collection on note receivable - related party				147,708	147,708	147,708
Purchase of property and equipment	(10,000)					(10,000)
Sale of real estate property (discontinued operations)	1,052,320			576,477	576,477	1,628,797
Acquisition of real estate property		(254,016)		(1,366,627)	(1,366,627)	(1,366,627)
Acquisition of Cyberfone Systems, LLC (cash portion)	(500,000)					(500,000)
Capitalized cost related to improvements of real estate property (discontinued operations)	(16,750)			(245,420)	(245,420)	(262,170)
Net cash provided by (used in) investing activities	175,570	(712,074)		(1,860,570)	(1,860,570)	(1,685,000)
Cash flows from financing activities:
Payment on note payable		(930,000)		(930,000)	(930,000)	(930,000)
Payment on note payable - related party		(152,974)		(152,974)	(152,974)	(152,974)
Payment on note payable in connection with the acquisition of Cyberfone Systems, LLC	(500,000)					(500,000)
Payment in connection with the cancellation of stock and rescission agreement		(132,000)		(132,000)	(132,000)	(132,000)
Proceeds from disgorgement of former officer short swing profits				50,000		50,000
Proceeds from advances payables			100,000		100,000	100,000
Proceeds from promissory note - related party			53,500		53,500	53,500
Proceeds from sale of common stock, net of issuance costs	5,055,000	5,768,965	5,000	6,511,965	6,516,965	11,571,965
Net cash provided by financing activities	4,555,000	4,553,991	158,500	5,346,991	5,505,491	10,060,491
Net increase in cash	4,037,124	3,186,142	129,152	2,225,017	2,354,169	6,391,293
Cash at beginning of period	2,354,169	129,152		129,152
Cash at end of period	6,391,293	3,315,294	129,152	2,354,169	2,354,169	6,391,293
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	459					612
Income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of a note payable to a related party in connection with the purchase of mining rights			99,474		99,474	99,474
Issuance of common stock for advances payable		100,000		100,000	100,000	100,000
Assumption of prepaid assets upon exercise of option agreement		43,157		43,157	43,157	43,157
Assumption of accounts payable upon exercise of option agreement		30,664		30,664	30,664	30,664
Issuance of a note payable in connection with an option agreement		930,000		930,000	930,000	930,000
Issuance of common stock in connection with an option agreement		5,000,000		1,000	1,000	1,000
Common stock issued for acquisition of patents				925	925	925
Common stock issued in connection with the acquisition of Cyberfone Systems, LLC	2,280,000					2,280,000
Issuance of common stock issued for prepaid services	441,256					441,256
Acquisition of patents in connection with a non-cash settlement	$ 1,000,000					$ 1,000,000